UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07497

Salomon Brothers Institutional Series Funds Inc
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
Salomon Brothers Asset Management Inc
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 725-6666

Date of fiscal year end: February 28
Date of reporting period: August 31, 2003

ITEM 1. REPORT TO STOCKHOLDERS.

        The Semi-Annual Report to Stockholders is filed herewith.

August 31, 2003

SEMI-ANNUAL
REPORT


                       Salomon Brothers Asset Management

Salomon Brothers Institutional Series Funds Inc      High Yield Bond Fund
                                                     Emerging Markets Debt Fund


----------------
SALOMON
----------------
BROTHERS
----------------         -------------------------------------------------------
Asset Management         NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
                         -------------------------------------------------------


Table of Contents


Letter from the Chairman...................................................    1

Schedules of Investments...................................................    2

Statements of Assets and Liabilities.......................................   13

Statements of Operations...................................................   14

Statements of Changes in Net Assets........................................   15

Notes to Financial Statements..............................................   17

Financial Highlights.......................................................   22

Letter from the Chairman

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we have included a separate Manager Commentary along with this report, which we hope will give you a better understanding of your Fund and its management.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

September 29, 2003

[PHOTO OMITTED]
R. Jay Gerken, CFA
Chairman, President and
Chief Executive Officer

Schedules of Investments
August 31, 2003 (unaudited)

Salomon Brothers Institutional High Yield Bond Fund

---------------------------------------------------------------------------------------------------------
 Face
Amount                             Security                                                      Value
---------------------------------------------------------------------------------------------------------
CORPORATE BONDS--93.1%

Basic Industries--9.3%
$ 450,000   Acetex Corp., Sr. Notes, 10.875% due 8/1/09 .....................................  $  492,750
  500,000   Airgas, Inc., Notes, 7.750% due 9/15/06 .........................................     522,500
  400,000   Anchor Glass Container Corp., Secured Notes, 11.000% due 2/15/13 ................     441,000
  575,000   Applied Extrusion Technologies, Inc., Series B, 10.750% due 7/1/11 ..............     385,250
  325,000   Berry Plastics Corp., 10.750% due 7/15/12 .......................................     358,313
  400,000   Buckeye Technologies Inc., Sr. Sub. Notes, 9.250% due 9/15/08 ...................     386,000
  300,000   Compass Minerals Group, Inc., 10.000% due 8/15/11 ...............................     333,000
  500,000   ISP Chemco Inc., Series B, 10.250% due 7/1/11 ...................................     553,750
   50,000   Lyondell Chemcial Co., Secured Notes, Series B, 9.875% due 5/1/07 ...............      49,750
  400,000   Methanex Corp., Sr. Notes, 8.750% due 8/15/12 ...................................     431,000
  250,000   Millennium America, Inc., Sr. Notes, 9.250% due 6/15/08 (a) .....................     260,000
  600,000   Plastipak Holdings, Inc., 10.750% due 9/1/11 ....................................     654,000
  225,000   Pliant Corp., Secured Notes, 11.125% due 9/1/09 (a) .............................     233,437
  450,000   Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10 (a) .......................     362,250
   94,118   Republic Engineered Products LLC, Secured Notes, 10.000% due 8/16/09 ............      24,000
  500,000   Republic Technologies International, LLC, 13.750% due 7/15/09 (b) ...............       7,500
  350,000   Smurfit-Stone Container Corp., 8.250% due 10/1/12 ...............................     364,000
  125,000   Stone Container Corp., Sr. Notes, 8.375% due 7/1/12 .............................     129,375
  400,000   Tembec Industries, Inc., 8.625% due 6/30/09 .....................................     396,000
  225,000   Westlake Chemical Corp., 8.750% due 7/15/11 (a) .................................     230,625
                                                                                               ----------
                                                                                                6,614,500
                                                                                               ----------

Consumer Cyclicals--7.7%
            Cole National Group, Inc., Sr. Sub. Notes:
  375,000     8.625% due 8/15/07 ............................................................     363,750
  150,000     8.875% due 5/15/12 ............................................................     144,750
  500,000   CSK Auto Inc., 12.000% due 6/15/06 ..............................................     556,250
  900,000   Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 5/1/08 .........................     915,750
  370,000   Flooring America Inc., Series B, 9.250% due 10/15/07 (b) ........................          37
            The Gap, Inc., Notes:
   25,000     6.900% due 9/15/07 ............................................................      26,469
  305,000     10.550% due 12/15/08 ..........................................................     364,856
  536,000   HMH Properties, Inc., Series A, 7.875% due 8/1/05 ...............................     549,400
   50,000   Host Marriott, L.P., Series E, 8.375% due 2/15/06 ...............................      51,625
  175,000   Interface, Inc., Sr. Sub. Notes, Series B, 9.500% due 11/15/05 ..................     157,500
  500,000   John Q. Hamons Hotels, Series B, 8.875% due 5/15/12 .............................     525,000
  500,000   Leslie's Poolmart, Sr. Notes, 10.375% due 7/15/08 (a) ...........................     502,500
            Levi Strauss & Co.:
  250,000     Notes, 7.000% due 11/1/06 .....................................................     219,375
  475,000     Sr. Notes, 11.625% due 1/15/08 ................................................     456,000
  275,000   PETCO Animal Supplies, Inc., Sr. Sub. Notes, 10.750% due 11/1/11 ................     312,125
   50,000   Phillips-Van Heusen Corp., Sr. Notes, 8.125% due 5/1/13 (a) .....................      50,875
   25,000   Saks Inc., 7.500% due 12/1/10 ...................................................      25,750
  225,000   Starwood Hotels & Resorts Worldwide, Inc., 7.875% due 5/1/12 ....................     236,250
                                                                                               ----------
                                                                                                5,458,262
                                                                                               ----------


                           See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Salomon Brothers Institutional High Yield Bond Fund


---------------------------------------------------------------------------------------------------------
 Face
Amount                             Security                                                      Value
---------------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals--21.0%
$ 500,000   aaiPharma Inc., 11.000% due 4/1/10 ..............................................  $  550,000
  311,000   Advanced Medical Optics, Inc., Sr. Sub. Notes, 9.250% due 7/15/10 ...............     340,545
  100,000   Ahold Finance USA Inc., 6.875% due 5/1/29 .......................................      82,500
  400,000   Ameristar Casinos Inc., 10.750% due 2/15/09 .....................................     448,000
  288,000   Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08 ...............................     301,680
  300,000   Athena Neurosciences Finance LLC, 7.250% due 2/21/08 ............................     228,750
  425,000   Chumash Casino & Resort Enterprise, Sr. Notes, 9.250% due 7/15/10 (a) ...........     450,500
  750,000   Coast Hotels & Casinos Inc., 9.500% due 4/1/09 ..................................     802,500
  350,000   Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07 ..........................     327,250
  450,000   Extendicare Health Services Inc., 9.500% due 7/1/10 .............................     484,875
   50,000   Fleming Cos., Inc., 10.125% due 4/1/08 (b) ......................................       6,250
  500,000   Hines Horticulture, Inc., Sr. Sub. Notes, Series B, 12.750% due 10/15/05 ........     527,500
  125,000   Holmes Group Inc., Series B, 9.875% due 11/15/07 ................................     109,375
  550,000   Home Interiors & Gifts Inc., 10.125% due 6/1/08 .................................     563,750
  375,000   Horseshoe Gaming Holding Corp., Series B, 8.625% due 5/15/09 ....................     396,562
  500,000   IASIS Healthcare Corp., 13.000% due 10/15/09 ....................................     561,250
  350,000   Icon Health & Fitness Inc., 11.250% due 4/1/12 ..................................     369,250
  425,000   InSight Health Services Corp., Series B, 9.875% due 11/1/11 .....................     444,125
  225,000   Jafra Cosmetics International, Inc., Sr. Sub. Notes, 10.750% due 5/15/11 (a) ....     237,375
  300,000   Kerzner International Ltd., 8.875% due 8/15/11 ..................................     324,750
  525,000   MGM MIRAGE, 9.750% due 6/1/07 ...................................................     588,000
  500,000   North Atlantic Trading Co. Inc., Series B, 11.000% due 6/15/04 ..................     472,500
   90,364   Nutritional Sourcing Corp., Notes, 10.125% due 8/1/09  ..........................      67,321
            Park Place Entertainment Corp., Sr. Sub. Notes:
  125,000     9.375% due 2/15/07 ............................................................     137,187
  225,000     8.875% due 9/15/08 ............................................................     248,062
  325,000     7.875% due 3/15/10 ............................................................     348,562
   50,000     8.125% due 5/15/11 ............................................................      54,250
  675,000   Premier International Foods PLC, Sr. Notes, 12.000% due 9/1/09 ..................     742,500
  175,000   Remington Products Co. LLC, Sr. Sub. Notes, Series D, 11.000% due 5/15/06 .......     175,875
            Rite Aid Corp.:
  125,000     11.250% due 7/1/08 ............................................................     134,375
  150,000     Notes, 7.125% due 1/15/07 .....................................................     147,750
  125,000     Sr. Notes, 7.625% due 4/15/05 .................................................     125,625
  600,000   Station Casinos, Inc., Sr. Sub. Notes, 9.875% due 7/1/10 ........................     663,000
  325,000   Sybron Dental Specialties, Inc., 8.125% due 6/15/12 .............................     340,438
  225,000   Tenet Healthcare Corp., Sr. Notes, 6.875% due 11/15/31 ..........................     198,000
  750,000   Triad Hospitals Inc., Series B, 8.750% due 5/1/09 ...............................     802,500
  575,000   United Industries Corp., Series D, 9.875% due 4/1/09 ............................     589,375
  625,000   Vanguard Health Systems Inc., 9.750% due 8/1/11 .................................     640,625
  400,000   Venetian Casino Resort LLC, 11.000% due 6/15/10 .................................     457,000
  275,000   Vicar Operating, Inc., 9.875% due 12/1/09 .......................................     298,375
  250,000   Winsloew Furniture, Inc., Series B, 12.750% due 8/15/07 .........................     163,750
                                                                                               ----------
                                                                                               14,951,857
                                                                                               ----------

                           See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Salomon Brothers Institutional High Yield Bond Fund

---------------------------------------------------------------------------------------------------------
 Face
Amount                             Security                                                      Value
---------------------------------------------------------------------------------------------------------
Energy --11.1%
$ 600,000   BRL Universal Equipment Corp., Secured Notes, 8.875% due 2/15/08 ................    $639,000
  250,000   Costilla Energy Inc., Sr. Notes, 10.250% due 10/1/06 (b)(c) .....................           0
            Dynegy Holdings Inc.:
              Debentures:
  200,000       7.125% due 5/15/18 ..........................................................     143,000
  225,000       7.625% due 10/15/26 .........................................................     157,500
  750,000     Secured Notes, 9.875% due 7/15/10 (a) .........................................     765,000
            El Paso Energy Corp., Sr. Notes:
  575,000     7.800% due 8/1/31 .............................................................     439,875
  575,000     7.750% due 1/15/32 ............................................................     439,875
  136,000   Key Energy Services Inc., Series B, 14.000% due 1/15/09 .........................     150,280
  500,000   Magnum Hunter Resources, Inc., 9.600% due 3/15/12 ...............................     532,500
            Pogo Producing Co., Sr. Sub. Notes, Series B:
  325,000     10.375% due 2/15/09 ...........................................................     352,625
  475,000     8.250% due 4/15/11 ............................................................     508,250
  269,000   Pride International Inc., Sr. Notes, 9.375% due 5/1/07 ..........................     278,415
  375,000   Stone Energy Corp., Sr. Sub. Notes, 8.250% due 12/15/11 .........................     396,563
  675,000   Vintage Petroleum, Inc., Sr. Sub. Notes, 9.750% due 6/30/09 .....................     718,875
  500,000   Western Gas Resources, Inc., 10.000% due 6/15/09 ................................     535,000
  650,000   Westport Resources Corp., 8.250% due 11/1/11 ....................................     698,750
            The Williams Cos. Inc.:
              Notes:
  300,000       7.625% due 7/15/19 ..........................................................     273,750
  500,000       7.875% due 9/1/21 ...........................................................     462,500
  200,000       8.750% due 3/15/32 ..........................................................     195,500
  225,000     Sr. Notes, 8.625% due 6/1/10 ..................................................     235,125
                                                                                               ----------
                                                                                                7,922,383
                                                                                               ----------
Financial/Leasing--1.2%
  475,000   FelCor Lodging L.P., 10.000% due 9/15/08 ........................................     499,344
  325,000   MeriStar Hospitality Corp., 9.125% due 1/15/11 ..................................     323,375
                                                                                               ----------
                                                                                                  822,719
                                                                                               ----------
Manufacturing--6.5%
  350,000   Alliant Techsystems Inc., 8.500% due 5/15/11 ....................................     379,750
  225,000   Fedders North America, Inc., 9.375% due 8/15/07 .................................     191,813
  400,000   Flowserve Corp., 12.250% due 8/15/10 ............................................     460,000
  100,000   Ford Motor Co., Notes, 7.450% due 7/16/31 .......................................      89,087
  275,000   Ford Motor Credit Co., Notes, 7.250% due 10/25/11 ...............................     278,302
  275,000   General Motors Acceptance Corp., Notes, 6.875% due 8/28/12 ......................     272,467
            General Motors Corp.:
   75,000     Debentures, 8.375% due 7/15/33 ................................................      74,331
  175,000     Sr. Notes, 7.125% due 7/15/13 .................................................     177,316
  500,000   Key Plastics Holdings, Inc., Series B, 10.250% due 3/15/07 (b)(c) ...............           0
  200,000   Kinetek, Inc., Sr. Notes, Series D, 10.750% due 11/15/06 ........................     174,000
  750,000   L-3 Communications Corp., 7.625% due 6/15/12 ....................................     783,750
  125,000   LDM Technologies, Inc., Series B, 10.750% due 1/15/07 ...........................     125,000
  450,000   NMHG Holding Co., 10.000% due 5/15/09 ...........................................     483,750
  375,000   Sequa Corp., Sr. Notes, 9.000% due 8/1/09 .......................................     395,625
  350,000   Terex Corp., Series B, 10.375% due 4/1/11 .......................................     389,375
  300,000   TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13 (a) ..........................     334,500
                                                                                               ----------
                                                                                                4,609,066
                                                                                               ----------


                           See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Salomon Brothers Institutional High Yield Bond Fund

---------------------------------------------------------------------------------------------------------
 Face
Amount                             Security                                                      Value
---------------------------------------------------------------------------------------------------------

Media --12.8%
             Charter Communications Holdings, LLC:
               Sr. Discount Notes:
$  125,000       Zero coupon until 1/15/06, (13.500% thereafter), due 1/15/11 ...............  $   71,875
 1,425,000       Zero coupon until 5/1/06, (11.750% thereafter), due 5/15/11 ................     776,625
   175,000       Zero coupon until 1/15/07, (12.125% thereafter), due 1/15/12 ...............      83,125
               Sr. Notes:
   225,000       8.625% due 4/1/09 ..........................................................     173,250
   275,000       10.750% due 10/1/09 ........................................................     221,375
   175,000       10.000% due 5/15/11 ........................................................     133,000
             CSC Holdings, Inc., Sr. Sub. Debentures:
   300,000     9.875% due 2/15/13 ...........................................................     315,000
   250,000     9.875% due 4/1/23 ............................................................     260,625
   200,000   Dex Media Finance, Sr. Notes, 8.500% due 8/15/10 (a) ...........................     217,000
   525,000   DIRECTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13 (a) ........................     576,188
             EchoStar DBS Corp., Sr. Notes:
   150,000     10.375% due 10/1/07 ..........................................................     166,688
   525,000     9.125% due 1/15/09 ...........................................................     584,063
   325,000   Insight Midwest L.P., Sr. Notes, 9.750% due 10/1/09 ............................     334,750
   475,000   Mediacom Broadband LLC, 11.000% due 7/15/13 ....................................     520,125
   450,000   NextMedia Operating, Inc., 10.750% due 7/1/11 ..................................     500,625
 1,351,368   NTL Inc., Secured Notes, Payment-in-Kind, 19.000% due 1/1/10 (c) ...............   1,320,962
   100,000   R.H. Donnelly Finance Corp. I, Sr. Sub. Notes, 10.875% due 12/15/12 (a) ........     117,000
   500,000   Radio One, Inc., Series B, 8.875% due 7/1/11 ...................................     548,750
             Telewest Communications PLC:
   250,000     Debentures, 9.625% due 10/1/06 (b) ...........................................     105,625
               Sr. Discount Notes:
   500,000       Zero coupon until 4/15/04, (9.250% thereafter), due 4/15/09 ................     173,750
   175,000       Zero coupon until 2/1/05, (11.375% thereafter), due 2/1/10 .................      58,625
             United Pan-Europe Communications, N.V., Series B:
               Sr. Discount Notes:
   500,000       Zero coupon until 11/1/04, (13.375% thereafter), due 11/1/09 (b) ...........     112,500
   390,000       Zero coupon until 2/1/05, (13.750% thereafter), due 2/1/10 (b) .............      83,850
               Sr. Notes:
    75,000       10.875% due 8/1/09 (b) .....................................................      25,125
   650,000       11.250% due 2/1/10 (b) .....................................................     217,750
   450,000       11.500% due 2/1/10 (b) .....................................................     151,875
             Vivendi Universal SA, Sr. Notes:
   475,000     6.250% due 7/15/08 (a) .......................................................     477,375
   225,000     9.250% due 4/15/10 (a) .......................................................     252,563
             Yell Finance BV:
   325,000     Sr. Discount Notes, (zero coupon until 8/1/06, 13.500% thereafter), due 8/1/11     281,125
   195,000     Sr. Notes, 10.750% due 8/1/11 ................................................     223,275
                                                                                               ----------
                                                                                                9,084,464
                                                                                               ----------
Services/Other--3.8%
             Allied Waste North America, Inc., Series B:
   525,000     7.875% due 1/1/09 ............................................................     540,094
   275,000     10.000% due 8/1/09 ...........................................................     299,063
    25,000     9.250% due 9/1/12 ............................................................      27,125
   325,000   Brand Services Inc., 12.000% due 10/15/12 ......................................     366,031


                           See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)



Salomon Brothers Institutional High Yield Bond Fund

-------------------------------------------------------------------------------------------------------------
      Face
     Amount                                           Security                                      Value
-------------------------------------------------------------------------------------------------------------
Services/Other--3.8% (continued)
$   125,000 COMFORCE Operating Inc., Sr. Notes, Series B, 12.000% due 12/1/07 ...............    $     76,875
    500,000 The Holt Group, Inc., 9.750% due 1/15/06 (b) ....................................          17,500
    236,000 Iron Mountain Inc., 8.125% due 5/15/08 ..........................................         244,260
            Mail-Well I Corp.:
    275,000   9.625% due 3/15/12 ............................................................         291,500
    200,000   Series B, 8.750% due 12/15/08 .................................................         192,000
    175,000 Muzak LLC, Sr. Notes, 10.000% due 2/15/09 (a) ...................................         185,500
    500,000 Safety-Kleen Services, Inc., 9.250% due 6/1/08 (b) ..............................             600
    500,000 Sitel Corp., 9.250% due 3/15/06 .................................................         477,500
                                                                                                 ------------
                                                                                                    2,718,048
                                                                                                 ------------

Technology--1.3%
    124,000 infoUSA Inc., Sr. Sub. Notes, 9.500% due 6/15/08 ................................         127,100
            Unisys Corp., Sr. Notes:
    625,000   8.125% due 6/1/06 .............................................................         669,531
    125,000   7.875% due 4/1/08 .............................................................         130,000
                                                                                                 ------------
                                                                                                      926,631
                                                                                                 ------------

Telecommunications--13.1%
  1,050,000 Alamosa Holdings Inc., (zero coupon until 2/15/05, 12.875% thereafter),
              due 2/15/10 ...................................................................         777,000
    325,000 American Tower Corp., Sr. Notes, 9.375% due 2/1/09 ..............................         330,688
    315,000 American Tower Escrow Corp., zero coupon bond to yield 13.078% due 8/1/08 (d) ...         209,475
    650,000 AT&T Corp., Sr. Notes, 8.500% due 11/15/31 ......................................         735,868
    900,000 AT&T Wireless Services, Inc., Notes, 8.125% due 5/1/12 ..........................       1,035,194
            Crown Castle International Corp., Sr. Notes:
    225,000   9.000% due 5/15/11 ............................................................         229,500
    225,000   9.375% due 8/1/11 .............................................................         235,688
    375,000   10.750% due 8/1/11 ............................................................         413,438
            Global Crossing Holdings Ltd.:
    635,000   9.125% due 11/15/06 (b) .......................................................          23,812
    250,000   9.625% due 5/15/08 (b) ........................................................           9,375
     75,000   9.500% due 11/15/09 (b) .......................................................           2,812
            Nextel Communications, Inc.:
    875,000   Sr. Discount Notes, 9.750% due 10/31/07 .......................................         905,625
    750,000   Sr. Notes, 9.375% due 11/15/09                                                          813,750
    575,000 Qwest Communications International, Inc., Sr. Notes, Series B, 7.500%
              due 11/1/08                                                                             541,937
  1,000,000 Qwest Corp., Notes, 8.875% due 3/15/12 (a) ......................................       1,075,000
    190,000 Qwest Services Corp., Notes, 14.000% due 12/15/14 (a) ...........................         225,150
    575,000 SBA Communications Corp., Sr. Notes, 10.250% due 2/1/09 .........................         521,812
    200,000 SpectraSite, Inc., Sr. Notes, 8.250% due 5/15/10 (a) ............................         209,000
    475,000 Sprint Capital Corp., 8.750% due 3/15/32 ........................................         541,547
    114,000 TeleCorp PCS, Inc., 10.625% due 7/15/10 .........................................         135,090
    325,000 Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13 (a) .......................         326,625
                                                                                                 ------------
                                                                                                    9,298,386
                                                                                                 ------------

Utilities--5.3%
            AES Corp., Sr. Sub. Notes:
     25,000   8.375% due 8/15/07 ............................................................          23,750
    125,000   8.500% due 11/1/07 ............................................................         118,750



                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Salomon Brothers Institutional High Yield Bond Fund

-------------------------------------------------------------------------------------------------------------
      Face
     Amount                                           Security                                      Value
-------------------------------------------------------------------------------------------------------------
Utilities--5.3% (continued)
            Avon Energy Partners Holdings:
$   675,000   Notes, 6.460% due 3/4/08 (a) ..................................................    $    588,938
    425,000   Sr. Notes, 7.050% due 12/11/07 (a) ............................................         370,813
    875,000 Calpine Canada Energy Finance ULC, 8.500% due 5/1/08 ............................         669,375
            Calpine Corp.:
    300,000   Secured Notes, 8.500% due 7/15/10 (a) .........................................         283,500
    300,000   Sr. Notes, 8.750% due 7/15/07 .................................................         235,500
            Edison Mission Energy, Sr. Notes:
    500,000   7.730% due 6/15/09 ............................................................         390,000
    575,000   9.875% due 4/15/11 ............................................................         474,375
            Mirant Americas Generation, Inc., Sr. Notes:
    225,000   7.625% due 5/1/06 (b) .........................................................         166,500
    225,000   9.125% due 5/1/31 (b) .........................................................         165,375
    325,000 Reliant Resources, Inc., Secured Notes, 9.500% due 7/15/13 (a) ..................         300,625
                                                                                                 ------------
                                                                                                    3,787,501
                                                                                                 ------------

            TOTAL CORPORATE BONDS
            (Cost--$64,122,575) .............................................................      66,193,817
                                                                                                 ------------
CONVERTIBLE CORPORATE BONDS--0.4%
Telecommunications--0.4%
    300,000 American Tower Corp., Notes, 5.000% due 2/15/10 (Cost--$124,102) ................         265,125
                                                                                                 ------------
COLLATERALIZED MORTGAGE OBLIGATION (c)--0.0%
    370,387 Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/19 (Cost--$376,960) ....          11,112
                                                                                                 ------------

   Shares
-----------
COMMON STOCK (e)--1.4%
      4,055 Axiohm Transaction Solutions, Inc. (c) ..........................................               0
      8,621 Indesco International, Inc. (c) .................................................          47,416
      1,666 Mattress Discounters Corp. (c) ..................................................          14,994
        334 NCI Holdings, Inc. ..............................................................             134
     10,780 NTL Inc. ........................................................................         433,787
     16,622 SpectraSite, Inc. ...............................................................         531,904
                                                                                                 ------------
            TOTAL COMMON STOCK
            (Cost--$1,993,761) ..............................................................       1,028,235
                                                                                                 ------------
ESCROW SHARES (c)(e)--0.0%
    375,000 BREED Technologies, Inc. ........................................................               0
    250,000 Imperial Sugar Co. ..............................................................               0
    375,000 Pillowtex Corp. .................................................................               0
    264,806 Vlasic Foods International Inc. .................................................          29,658
                                                                                                 ------------

            TOTAL ESCROW SHARES
            (Cost--$0) ......................................................................          29,658
                                                                                                 ------------


                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Salomon Brothers Institutional High Yield Bond Fund

-------------------------------------------------------------------------------------------------------------
     Shares                                           Security                                      Value
-------------------------------------------------------------------------------------------------------------
PREFFERED STOCK--1.4%
            CSC Holdings, Inc.:
      2,200   Series H, 11.750% due 10/1/07 .................................................    $    231,550
      7,050   Series M, 11.125% due 4/1/08 ..................................................         738,488
         14 NTL Europe, Inc., Series A, 10.000% due 1/10/23 (e) .............................              44
            TCR Holdings Corp. (c)(e):
        439   Class B Shares ................................................................               0
        241   Class C Shares ................................................................               0
        636   Class D Shares ................................................................               0
      1,316   Class E Shares ................................................................               0
                                                                                                 ------------
            TOTAL PREFFERED STOCK
            (Cost--$863,148) ................................................................         970,082
                                                                                                 ------------

  Warrants
-----------
WARRANTS (e)--0.1%
        315 American Tower Corp., (Exercise price of $0.01 per share expiring on 8/1/08.
              Each warrant exercisable for 14.095 shares of common stock.) (a) ..............          41,895
    803,849 ContiFinancial Corp., Units of Interest, (Represents interests in a trust in
              the liquidation of ContiFinancial Corp. and its affiliates.) ..................          12,058
        200 Leap Wireless International Inc., (Exercise price of $96.80 per share expiring on 4/15/10. Each warrant exercisable for 5.146 shares of
              common stock.) (a)(c) .........................................................               0
        500 Mattress Discounters Corp., (Exercise price of $0.01 per share expiring on
              7/15/07. Each warrant exercisable for 4.85 shares of Class A common stock and
              0.539 of Class L common stock.) ...............................................             375
      2,521 Pillowtex Corp., (Exercise price of $28.99 per share expiring on 11/24/09. Each
              warrant exercisable for 1 share of common stock.) .............................               0
        500 Republic Technologies International Inc., (Exercise price of $0.01 per share expiring on 7/15/09. Each warrant exercisable for 1 share of
              Class D common stock.) ........................................................               5
        250 Winsloew Furniture, Inc., (Exercise price of $0.01 per share expiring
              on 8/15/07. Each warrant exercisable for 0.2298 shares of common stock.) .......            125
                                                                                                 ------------
            TOTAL WARRANTS
            (Cost--$60,110) ..................................................................         54,458
                                                                                                 ------------

    Face
   Amount
-----------
REPURCHASE AGREEMENT--3.6%
$ 2,571,000 Greenwich Capital Markets Inc., 0.920% due 9/2/03; Proceeds at
              maturity--$2,571,263; (Fully collateralized by U.S. Treasury Notes,
              4.875% due 2/15/12; Market value--$2,623,988) (Cost--$2,571,000) ...............      2,571,000
                                                                                                 ------------
            TOTAL INVESTMENTS--100.0%
            (Cost--$70,111,656*)                                                                 $ 71,123,487
                                                                                                 ============

-----------
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) Security is currently in default.
(c) Security is valued in accordance with fair valuation procedures.
(d) Security has been issued with attached warrants.
(e) Non-income producing security.
 * Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Salomon Brothers Institutional Emerging Markets Debt Fund

-------------------------------------------------------------------------------------------------------------
      Face
     Amount                                           Security                                      Value
-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--5.9%
            U.S. Treasury Notes:
$   400,000   2.000% due 8/31/05 ............................................................    $    400,453
  2,000,000   4.250% due 8/15/13 ............................................................       1,968,126
                                                                                                 ------------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
            (Cost--$2,360,937) ..............................................................       2,368,579
                                                                                                 ------------

CORPORATE BONDS--4.7%

Mexico--4.7%
            PEMEX, Project Funding Master Trust:
    350,000   8.500% due 2/15/08 ............................................................         397,687
    325,000   6.125% due 8/15/08 (a) ........................................................         336,781
    625,000   9.125% due 10/13/10 ...........................................................         731,250
    425,000   7.375% due 12/15/14 (a) .......................................................         437,750
                                                                                                 ------------
            TOTAL CORPORATE BONDS
            (Cost--$1,796,335) ..............................................................       1,903,468
                                                                                                 ------------

SOVEREIGN BONDS--81.5%

Argentina--0.1%
     75,000 Republic of Argentina, Par Bond, due 3/31/23 (b) ................................          36,938
                                                                                                 ------------
Brazil--24.3%
            Federal Republic of Brazil:
    110,000   11.250% due 7/26/07 ...........................................................         117,700
  2,025,000   11.500% due 3/12/08 ...........................................................       2,166,750
    550,000   9.375% due 4/7/08 .............................................................         551,925
    800,000   12.750% due 1/15/20 ...........................................................         831,000
    175,000   8.875% due 4/15/24 ............................................................         134,969
    200,000   10.125% due 5/15/27 ...........................................................         173,050
  1,310,000   12.250% due 3/6/30 ............................................................       1,313,275
    200,000   11.000% due 8/17/40 ...........................................................         182,400
  3,213,980   C Bonds, 8.000% due 4/15/14 (c) ...............................................       2,893,586
    467,742   MYDFA, 2.0625% due 9/15/07 (d) ................................................         418,629
  1,147,059   NMB, Series L, 2.1875% due 4/15/09 (d) ........................................       1,016,581
                                                                                                 ------------
                                                                                                    9,799,865
                                                                                                 ------------

Bulgaria--4.5%
            Republic of Bulgaria:
  1,285,000   8.250% due 1/15/15 ............................................................       1,419,925
    403,750   IAB, 1.9375% due 7/28/11 (d) ..................................................         386,591
                                                                                                 ------------
                                                                                                    1,806,516
                                                                                                 ------------

Colombia--4.9%
            Republic of Colombia:
    300,000   7.625% due 2/15/07 ............................................................         319,125
    425,000   10.500% due 7/9/10 ............................................................         479,188
    750,000   10.750% due 1/15/13 ...........................................................         847,125
    275,000   11.750% due 2/25/20 ...........................................................         323,812
                                                                                                 ------------
                                                                                                    1,969,250
                                                                                                 ------------


                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Salomon Brothers Institutional Emerging Markets Debt Fund

-------------------------------------------------------------------------------------------------------------
      Face
     Amount                                           Security                                      Value
-------------------------------------------------------------------------------------------------------------
Costa Rica--1.0%
            Republic of Costa Rica:
$   100,000   9.000% due 3/1/11 .............................................................    $    114,000
    250,000   8.050% due 1/31/13 (a) ........................................................         270,625
                                                                                                 ------------
                                                                                                      384,625
                                                                                                 ------------

Ecuador--4.7%
            Republic of Ecuador:
  1,750,000   12.000% due 11/15/12 ..........................................................       1,378,125
    850,000   7.000% due 8/15/30 (d) ........................................................         507,875
                                                                                                 ------------
                                                                                                    1,886,000
                                                                                                 ------------

El Salvador--0.2%
     75,000 Republic of El Salvador, 7.750% due 1/24/23 .....................................          77,250
                                                                                                 ------------

Mexico--12.7%
            United Mexican States:
    500,000   11.375% due 9/15/16 ...........................................................         686,250
  1,425,000   8.125% due 12/30/19 ...........................................................       1,539,000
    935,000   8.300% due 8/15/31 ............................................................       1,006,060
  1,875,000   7.500% due 4/8/33 .............................................................       1,865,625
                                                                                                 ------------
                                                                                                    5,096,935
                                                                                                 ------------

Panama--4.8%
            Republic of Panama:
  1,200,000   9.375% due 1/16/23 ............................................................       1,284,000
    575,000   8.875% due 9/30/27 ............................................................         586,500
     50,000   9.375% due 4/1/29 .............................................................          57,000
                                                                                                 ------------
                                                                                                    1,927,500
                                                                                                 ------------

Peru--3.7%
            Republic of Peru:
    125,000   9.875% due 2/6/15 .............................................................         139,062
  1,625,000   FLIRB, 4.500% due 3/7/17 (d) ..................................................       1,373,125
                                                                                                 ------------
                                                                                                    1,512,187
                                                                                                 ------------

Philippines--4.6%
            Republic of Philippines:
    250,000   8.375% due 3/12/09 ............................................................         262,187
    500,000   9.000% due 2/15/13 ............................................................         520,000
    225,000   9.375% due 1/18/17 ............................................................         240,469
    750,000   10.625% due 3/16/25 ...........................................................         827,813
                                                                                                 ------------
                                                                                                    1,850,469
                                                                                                 ------------

Russia--12.0%
            Russian Federation:
    375,000   10.000% due 6/26/07 ...........................................................         442,031
  1,225,000   8.250% due 3/31/10 ............................................................       1,359,750
    825,000   11.000% due 7/24/18 ...........................................................       1,097,250
  2,100,000   5.000% due 3/31/30 (d) ........................................................       1,924,125
                                                                                                 ------------
                                                                                                    4,823,156
                                                                                                 ------------


                       See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Salomon Brothers Institutional Emerging Markets Debt Fund

-------------------------------------------------------------------------------------------------------------
      Face
     Amount                                           Security                                      Value
-------------------------------------------------------------------------------------------------------------
Turkey--4.0%
            Republic of Turkey:
$   750,000   12.375% due 6/15/09 ...........................................................    $    851,250
    525,000   11.500% due 1/23/12 ...........................................................         564,375
    200,000   11.000% due 1/14/13 ...........................................................         212,000
                                                                                                 ------------
                                                                                                    1,627,625
                                                                                                 ------------
            TOTAL SOVEREIGN BONDS
            (Cost--$29,644,809) .............................................................      32,798,316
                                                                                                 ------------

LOAN PARTICIPATIONS (d)(e)--5.0%

Morocco --5.0%
  2,094,308 Kingdom of Morocco, Tranche A, 2.03125% due 1/2/09 (CS First Boston Corp.,
              J.P. Morgan Chase & Co., UBS Financial Services Inc.) (Cost--$1,879,468) ......       2,021,007
                                                                                                 ------------

  Rights
-----------
RIGHTS (f)(g)--0.0%
     37,845 Venezuela Discount Rights (Cost--$0).............................................               0
                                                                                                 ------------

    Face
   Amount
-----------
REPURCHASE AGREEMENTS--2.9%
$   172,000 Greenwich Capital Markets Inc., 0.920% due 9/2/03; Proceeds at
              maturity--$172,018; (Fully collateralized by U.S. Treasury Notes,
              4.875% due 2/15/12; Market value--$176,394) ....................................        172,000
  1,000,000 State Street Bank and Trust Co., 0.930% due 9/2/03; Proceeds at
              maturity--$1,000,103; (Fully collateralized by U.S. Treasury Bonds,
              7.625% due 11/15/22; Market value--$1,026,013) ................................       1,000,000
                                                                                                 ------------
            TOTAL REPURCHASE AGREEMENTS
            (Cost--$1,172,000) ..............................................................       1,172,000
                                                                                                 ------------
            TOTAL INVESTMENTS--100.0%
            (Cost--$36,853,549*) ............................................................    $ 40,263,370
                                                                                                 ============

-----------
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) Security is currently in default.
(c) All or a portion of this security is on loan (See Note 5).
(d) Interest rate shown reflects current rate on instrument with variable rate or step coupon rates.
(e) Participation interest was acquired through the financial institutions indicated parenthetically.
(f) Non-income producing security.
(g) Security is valued in accordance with fair valuation procedures.
 *  Aggregate cost for Federal income tax purposes is substantially the same.

    Abbreviations used in this schedule:
    C Bonds--Capitalization Bonds
    FLIRB  --Front-Loaded Interest Reduction Bond
    IAB    --Interest in Arrears Bond
    MYDFA  --Multi Year Depository Facility Agreement
    NMB    --New Money Bond



                       See Notes to Financial Statements.

Loaned Securities Collateral
August 31, 2003 (unaudited)


Salomon Brothers Institutional Emerging Markets Debt Fund

-------------------------------------------------------------------------------------------------------------
      Face
     Amount                                           Security                                      Value
-------------------------------------------------------------------------------------------------------------
$ 3,013,245 State Street Navigator Securities Lending Trust Prime Portfolio (Cost--$3,013,245)..   $3,013,245
                                                                                                   ==========


                       See Notes to Financial Statements.

Statements of Assets and Liabilities
August 31, 2003 (unaudited)

                                                                                                       Emerging
                                                                                     High Yield         Markets
                                                                                     Bond Fund         Debt Fund
----------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost--$70,111,656 and $36,853,549, respectively) ......     $71,123,487     $40,263,370
  Loaned securities collateral, at value (Cost--$3,013,245) (Note 5) ...........             --        3,013,245
  Cash .........................................................................         474,450             919
  Interest receivable ..........................................................       1,438,582         854,746
  Receivable for securities sold ...............................................              --      10,116,773
                                                                                     -----------     -----------
  Total Assets .................................................................      73,036,519      54,249,053
                                                                                     -----------     -----------

LIABILITIES:

  Payable for securities purchased .............................................         669,984      10,761,843
  Management fees payable ......................................................          11,093           7,788
  Administration fees payable ..................................................           2,976           1,677
  Payable for loaned securities collateral (Note 5) ............................              --       3,013,245
  Accrued expenses .............................................................          59,137          65,651
                                                                                     -----------     -----------
  Total Liabilities ............................................................         743,190      13,850,204
                                                                                     -----------     -----------
Total Net Assets ...............................................................     $72,293,329     $40,398,849
                                                                                     ===========     ===========

NET ASSETS:
  Par value of capital shares ..................................................     $    10,617     $     5,739
  Capital paid in excess of par value ..........................................      78,402,300      30,133,630
  Undistributed net investment income ..........................................       3,582,464       2,518,647
  Accumulated net realized gain (loss) from investment transactions ............     (10,713,883)      4,331,012
  Net unrealized appreciation of investments ...................................       1,011,831       3,409,821
                                                                                     -----------     -----------
Total Net Assets ...............................................................     $72,293,329     $40,398,849
                                                                                     ===========     ===========
Shares Outstanding .............................................................      10,617,425       5,738,507
                                                                                     ===========     ===========
Net Asset Value, per share .....................................................           $6.81           $7.04
                                                                                     ===========     ===========


                                  See Notes to Financial Statements.

Statements of Operations
For the Six Months Ended August 31, 2003 (unaudited)

                                                                                                      Emerging
                                                                                     High Yield        Markets
                                                                                      Bond Fund       Debt Fund
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest (Note 5) ...............................................................  $ 3,825,134     $ 2,169,297
  Dividends .......................................................................        1,205              --
                                                                                     -----------     -----------
  Total Investment Income .........................................................    3,826,339       2,169,297
                                                                                     -----------     -----------
EXPENSES:
  Management fees (Note 2) ........................................................      204,878         163,624
  Audit and legal .................................................................       34,798          34,595
  Custody .........................................................................       21,773          19,302
  Administration fees (Note 2) ....................................................       20,488          11,687
  Registration fees ...............................................................       11,562           9,299
  Directors' fees .................................................................       11,487          10,715
  Shareholder communications ......................................................        8,373          10,055
  Insurance .......................................................................        2,188           1,897
  Shareholder servicing fees ......................................................          411             322
  Other ...........................................................................        1,840           1,970
                                                                                     -----------     -----------
  Total Expenses ..................................................................      317,798         263,466
  Less: Management fee waiver (Note 2) ............................................      (92,432)        (88,154)
                                                                                     -----------     -----------
  Net Expenses ....................................................................      225,366         175,312
                                                                                     -----------     -----------
Net Investment Income .............................................................    3,600,973       1,993,985
                                                                                     -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
  Realized Gain From Investment Transactions (excluding short-term investments):
    Proceeds from sales ...........................................................   39,833,182      51,810,863
    Cost of securities sold .......................................................   38,273,641      47,369,629
                                                                                     -----------     -----------
  Net Realized Gain ...............................................................    1,559,541       4,441,234
                                                                                     -----------     -----------
  Increase in Net Unrealized Appreciation (Depreciation) of Investments:
    Beginning of period ...........................................................   (3,686,367)      3,040,307
    End of period .................................................................    1,011,831       3,409,821
                                                                                     -----------     -----------
  Increase in Net Unrealized Appreciation .........................................    4,698,198         369,514
                                                                                     -----------     -----------
Net Gain on Investments ...........................................................    6,257,739       4,810,748
                                                                                     -----------     -----------
Increase in Net Assets From Operations ............................................  $ 9,858,712     $ 6,804,733
                                                                                     ===========     ===========


                               See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Six Months Ended August 31, 2003 (unaudited) and the Year Ended February 28, 2003

Salomon Brothers Institutional High Yield Bond Fund

----------------------------------------------------------------------------------------------------------------
                                                                                      August 31     February 28
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income .........................................................   $  3,600,973    $  7,579,278
  Net realized gain (loss) ......................................................      1,559,541      (2,451,520)
  Increase in net unrealized appreciation .......................................      4,698,198       3,237,096
                                                                                    ------------    ------------
  Increase in Net Assets From Operations ........................................      9,858,712       8,364,854
                                                                                    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income .........................................................     (1,602,128)     (6,915,632)
                                                                                    ------------    ------------
  Decrease in Net Assets From Distributions to Shareholders .....................     (1,602,128)     (6,915,632)
                                                                                    ------------    ------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares ..............................................     12,559,479      29,309,267
  Net asset value of shares issued for reinvestment of dividends ................      1,523,427       6,915,211
  Cost of shares reacquired .....................................................    (42,587,121)    (11,463,083)
                                                                                    ------------    ------------
  Increase (Decrease) in Net Assets From Fund Share Transactions ................    (28,504,215)     24,761,395
                                                                                    ------------    ------------
Increase (Decrease) in Net Assets ...............................................    (20,247,631)     26,210,617
NET ASSETS:
  Beginning of period ...........................................................     92,540,960      66,330,343
                                                                                    ------------    ------------
  End of period* ................................................................   $ 72,293,329    $ 92,540,960
                                                                                    ============    ============
* Includes undistributed net investment income of: ..............................   $  3,582,464      $1,583,619
                                                                                    ============    ============


                               See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Six Months Ended August 31, 2003 (unaudited) and the Year Ended February 28, 2003

Salomon Brothers Institutional Emerging Markets Debt Fund


----------------------------------------------------------------------------------------------------------------
                                                                                      August 31      February 28
----------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income .........................................................   $  1,993,985    $  7,761,746
  Net realized gain .............................................................      4,441,234       3,160,023
  Increase (decrease) in net unrealized appreciation ............................        369,514      (3,487,852)
                                                                                    ------------    ------------
  Increase in Net Assets From Operations ........................................      6,804,733       7,433,917
                                                                                    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income .........................................................     (1,018,134)     (7,802,401)
  Net realized gains ............................................................     (1,485,528)             --
                                                                                    ------------    ------------
  Decrease in Net Assets From Distributions to Shareholders .....................     (2,503,662)     (7,802,401)
                                                                                    ------------    ------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares ..............................................        828,490       8,712,066
  Net asset value of shares issued for reinvestment of dividends ................      2,502,422       7,802,401
  Cost of shares reacquired .....................................................    (23,338,198)    (65,731,995)
                                                                                    ------------    ------------
  Decrease in Net Assets From Fund Share Transactions ...........................    (20,007,286)    (49,217,528)
                                                                                    ------------    ------------
Decrease in Net Assets ..........................................................    (15,706,215)    (49,586,012)
NET ASSETS:
  Beginning of period ...........................................................     56,105,064     105,691,076
                                                                                    ------------    ------------
  End of period* ................................................................   $ 40,398,849    $ 56,105,064
                                                                                    ============    ============
* Includes undistributed net investment income of: ..............................   $  2,518,647    $  1,542,796
                                                                                    ============    ============


                         See Notes to Financial Statements.

Notes to Financial Statements
(unaudited)



1. Organization and Significant Accounting Policies

Salomon Brothers Institutional High Yield Bond Fund ("High Yield Bond Fund") and Salomon Brothers Institutional Emerging Markets Debt Fund ("Emerging Markets Debt Fund") are funds constituting the Salomon Brothers Institutional Series Funds Inc ("Series"). The Series is an open-end investment company incorporated in Maryland on January 19, 1996. Each Fund has a specific investment objective: the High Yield Bond Fund's objective is to maximize total return by investing primarily in high-yield fixed-income securities; including bonds, debentures, notes, equipment trust certificates, commercial paper, preferred stock and other obligations of U.S. and foreign issuers. The Emerging Markets Debt Fund's objective is to maximize total return by investing at least 80% of its assets in U.S. dollar denominated fixed-income securities issued by governments, government-related entities and corporations located in emerging market countries and related investments.

The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates of certain reported amounts in the financial statements. Actual amounts could differ from those estimates.


     (a) Investment Valuation. Portfolio securities listed or traded on national securities exchanges, or reported on the NASDAQ national market system, are valued at the last sale price, or if there have been no sales on that day, at the mean of the current bid and asked prices which represent the current value of the security. Over-the-counter securities are valued at the mean between the current bid and asked prices. Debt securities are valued by using either market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Publicly traded sovereign bonds are typically traded internationally on the over-the-counter market and are valued at the mean of the last current bid and asked price as of the close of business of that market. Short-term securities with less than 60 days remaining to maturity when acquired by the Fund are valued at amortized cost which approximates market value. If the Fund acquires such securities with more than 60 days remaining to maturity, they will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis.

Securities for which reliable quotations or prices from pricing services are not readily available (as may be the case for securities of limited marketability) and all other assets are valued at their respective fair value as determined in good faith by, or under procedures established by, the Board of Directors.

     (b) Option Contracts. When a Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value of which is marked-to-market daily to reflect the current market value of the option. When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium received reduces the cost of the security that the Fund purchased upon exercise of the option.

     (c) Repurchase Agreements. Each Fund purchases, and the custodian takes possession of, U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Funds require continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

Notes to Financial Statements
(unaudited) (continued)



     (d) Foreign Currency Translation. The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

     (e) Forward Foreign Currency Contracts. Each Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the value of portfolio securities. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

     (f) Loan Participations. Each Fund may invest in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("lender"). At August 31, 2003, the Emerging Markets Debt Fund held loan participations with a total cost of $1,879,468.

In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. The Fund may have difficulty disposing of participations because the market for such instruments is not highly liquid.

     (g) Federal Income Taxes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing all of its income, including any net realized gains, to shareholders. Therefore, no Federal income tax or excise tax provision is required.

     (h) Dividends and Distributions to Shareholders. Each Fund declares dividends from net investment income annually. Distributions of net realized gains to shareholders of each Fund, if any, are declared at least annually. Dividends and distributions to shareholders of each Fund are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP. These differences are due primarily to differences in the treatment of foreign currency gains/losses, deferral of wash sales, and post-October losses incurred by each Fund. Permanent book/tax differences are reclassified within the capital accounts based on their Federal income tax basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and distributions in excess of net realized capital gains.

     (i) Expenses. Direct expenses are charged to the Fund that incurred them, and general expenses of the Series are allocated to the Funds based on each Fund's relative net assets.

Notes to Financial Statements
(unaudited) (continued)



     (j) Other. Investment transactions are recorded as of the trade date. Interest income, including the accretion of discounts or amortization of premiums, is recognized when earned. Gains or losses on sales of securities are calculated for financial accounting and Federal income tax purposes on the identified cost basis.


2. Management Fee and Other Agreements

Each Fund retains Salomon Brothers Asset Management Inc ("SBAM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), to act as investment manager of each Fund, subject to the supervision by the Board of Directors of the Series. Among other things, SBAM furnishes the Funds with office space and certain services and facilities required for conducting the business of the Funds, and pays the compensation of its officers. The management fee for these services for each Fund is based on the following annual percentages of each Fund's average daily net assets: 0.50% for the High Yield Bond Fund and 0.70% for the Emerging Markets Debt Fund. These fees are calculated daily and paid monthly.

For the six months ended August 31, 2003, SBAM waived management fees of $92,432 and $88,154 for the High Yield Bond Fund and Emerging Markets Debt Fund, respectively.

Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup and an affiliate of SBAM, acts as administrator of each Fund. For its services, SBFM receives a fee calculated at an annual rate of 0.05% of each Fund's average daily net assets. These fees are calculated daily and paid monthly.

Citigroup Global Markets Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Funds' distributor.


3. Investments

During the six months ended August 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                                                                     Emerging
                                               High Yield             Markets
                                               Bond Fund             Debt Fund
--------------------------------------------------------------------------------
Purchases ..................................   $15,016,813           $35,417,643
                                               ===========           ===========
Sales ......................................   $39,833,182           $51,810,863
                                               ===========           ===========

At August 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                     Emerging
                                               High Yield             Markets
                                               Bond Fund             Debt Fund
--------------------------------------------------------------------------------
Gross unrealized appreciation ..............   $ 6,241,798           $3,850,535
Gross unrealized depreciation ..............    (5,229,967)            (440,714)
                                               -----------           ----------
Net unrealized appreciation ................   $ 1,011,831           $3,409,821
                                               ===========           ==========

Notes to Financial Statements
(unaudited) (continued)



4. Portfolio Investment Risks

Credit and Market Risk. Funds that invest in emerging markets and high-yield debt instruments are subject to certain credit and market risks. The yields of debt obligations reflect, among other things, perceived credit risk. Securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes in emerging market countries may have disruptive effects on the market prices of investments held by the Funds.

The Funds' investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations. Foreign securities and currency transactions involve certain considerations and risks not typically associated with those of U.S. Dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Financial Instruments with Off-Balance Sheet Risk. Each Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. The High Yield Bond Fund and Emerging Markets Debt Fund may invest in instruments whose values and interest rates may be linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which it is indexed. These securities are generally more volatile in nature and the risk of loss of principal is greater.


A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. A risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases.


5. Lending of Securities

The High Yield Bond Fund and Emerging Markets Debt Fund may lend securities to brokers, dealers and other financial organizations. Each Fund has an agreement with its custodian whereby the custodian may lend securities owned by each Fund to brokers, dealers and other financial organizations. Fees earned by each Fund on securities lending are recorded as interest income. Loans of securities by each Fund are collateralized by cash or other liquid securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. Each Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

Notes to Financial Statements
(unaudited) (continued)



At August 31, 2003, the Emerging Markets Debt Fund loaned securities having a market value of $2,434,897 and received cash collateral amounting to $3,013,245, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

For the six months ended August 31, 2003, income earned from securities lending by the Emerging Markets Debt Fund was $545.

At August 31, 2003, the High Yield Bond Fund did not have any securities on loan.

6. Capital Stock

At August 31, 2003, the Series had 10,000,000,000 shares of authorized capital stock, par value $0.001 per share.

Transactions in Fund shares for the periods indicated were as follows:

For the Six Months Ended August 31, 2003:

                                                                     Emerging
                                               High Yield             Markets
                                               Bond Fund             Debt Fund
--------------------------------------------------------------------------------
Shares sold ..................................  1,874,253               111,665
Shares issued for reinvestment of dividends ..    224,033               354,953
Shares reacquired ............................ (6,379,691)           (3,218,369)
                                               ----------            ----------
Net decrease ................................. (4,281,405)           (2,751,751)
                                               ==========            ==========

For the Year Ended February 28, 2003:

                                                                     Emerging
                                               High Yield             Markets
                                               Bond Fund             Debt Fund
--------------------------------------------------------------------------------
Shares sold ..................................  4,672,311             1,364,930
Shares issued for reinvestment of dividends ..  1,148,706             1,262,524
Shares reacquired ............................ (1,800,547)           (9,895,552)
                                               ----------            ----------
Net increase (decrease) ......................  4,020,470            (7,268,098)
                                               ==========            ==========



7. Subsequent Event

Effective August 1, 2003, the Board of Directors of the Series elected William
R. Hutchinson a member of the Board of Directors. The Board of Directors has also appointed Mr. Hutchinson a member of the Nominating Committee of the Series and chair of the Audit Committee of the Series.

Financial Highlights



For a share of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

High Yield Bond Fund
--------------------------------------------------------------------------------------------------------------
                                                 2003(1)(2)   2003(2)    2002(2)   2001(2)   2000(2)(3)   1999
Net Asset Value, Beginning of Period ..........    $6.21       $6.10      $6.44     $7.60      $8.60      $9.67
                                                  ------     -------   --------   -------    -------     ------
Income (Loss) From Operations:
  Net investment income .......................     0.30        0.57       0.59      0.78       0.80       1.04
  Net realized and unrealized gain (loss) .....     0.45        0.06      (0.46)    (0.94)     (1.11)     (1.05)
                                                  ------     -------   --------   -------    -------     ------
Total Income (Loss) From Operations ...........     0.75        0.63       0.13     (0.16)     (0.31)     (0.01)
                                                  ------     -------   --------   -------    -------     ------
Less Distributions From:
  Net investment income .......................    (0.15)      (0.52)     (0.47)    (1.00)     (0.69)     (1.00)
  Net realized gains ..........................       --          --         --        --         --      (0.06)
                                                  ------     -------   --------   -------    -------     ------
Total Distributions ...........................    (0.15)      (0.52)     (0.47)    (1.00)     (0.69)     (1.06)
                                                  ------     -------   --------   -------    -------     ------
Net Asset Value, End of Period ................    $6.81       $6.21      $6.10     $6.44      $7.60      $8.60
                                                  ======     =======   ========   =======    =======     ======
Total Return (4) ..............................     12.1%'DD'   10.5%       2.1%     (1.2)%     (3.7)%      0.1%
Net Assets, End of Period (000s) ..............  $72,293     $92,541    $66,330   $19,411    $51,415    $37,367
Ratios to Average Net Assets:
  Expenses (5) ................................     0.55%'D'    0.55%      0.55%     0.55%      0.55%      0.55%
  Net investment income .......................     8.79'D'     9.15       9.09     10.59       9.70       8.80
Portfolio Turnover Rate .......................       19%         45%        59%       80%        39%       102%
  Before waiver of management fee, expenses
  reimbursed by SBAM and credits earned
  from and fees waived by the custodian,
  net investment income per share and
  expense ratios would have been:
    Net investment income per share ...........    $0.29       $0.55      $0.58     $0.75      $0.77      $0.94
    Expense ratio .............................     0.78%'D'    0.75%      0.74%     0.96%      0.89%      1.39%

------------
(1)  For the six months ended August 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the year ended February 29, 2000.
(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.55%.
'DD' Total return is not annualized, as it may not be representative of the total return for the year.
'D'  Annualized.

Financial Highlights
(continued)



For a share of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Emerging Markets Debt Fund
--------------------------------------------------------------------------------------------------------------
                                               2003(1)(2)   2003(2)    2002(2)   2001(2)   2000(2)(3)   1999
Net Asset Value, Beginning of Period .........   $6.61       $6.71      $6.39     $6.31      $4.95      $7.21
                                                ------     -------   --------   -------    -------     ------
Income (Loss) From Operations:
Net investment income (4) ....................    0.30        0.65       0.69      0.79       0.65       0.62
Net realized and unrealized gain (loss) (4) ..    0.59        0.10       0.20      0.01       1.32      (2.29)
                                                ------     -------   --------   -------    -------     ------
Total Income (Loss) From Operations ..........    0.89        0.75       0.89      0.80       1.97      (1.67)
                                                ------     -------   --------   -------    -------     ------
Less Distributions From:
  Net investment income ......................   (0.19)      (0.85)     (0.57)    (0.72)     (0.61)     (0.59)
  Net realized gains .........................   (0.27)         --         --        --         --      (0.00)*
                                                ------     -------   --------   -------    -------     ------
Total Distributions ..........................   (0.46)      (0.85)     (0.57)    (0.72)     (0.61)     (0.59)
                                                ------     -------   --------   -------    -------     ------
Net Asset Value, End of Period ...............   $7.04       $6.61      $6.71     $6.39      $6.31      $4.95
                                                ======     =======   ========   =======    =======     ======
Total Return (5) .............................    13.5%'DD"   12.1%      14.5%     13.4%      40.4%     (23.1)%
Net Assets, End of Period (000s) ............. $40,399     $56,105   $105,691   $63,191    $62,429    $30,523
Ratios to Average Net Assets:
Expenses (6) .................................    0.75%'D'    0.75%      0.75%     0.75%      0.75%      0.75%
Net investment income (4) ....................    8.53'D'    10.10      10.64     12.44      11.12      13.61
Portfolio Turnover Rate ......................      78%        178%       186%      266%       203%       295%
  Before waiver of management fee,
  expenses reimbursed by SBAM and credits
  earned from and fees waived by the
  custodian, net investment income per
  share and expense ratios would have been:
    Net investment income per share ..........   $0.29       $0.64       $0.68    $0.78      $0.63      $0.59
    Expense ratio ............................    1.13%'D'    0.95        0.92%    1.02%      1.02%      1.50%

------------
(1) For the six months ended August 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the year ended February 29, 2000.
(4) Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, the ratio of net investment income to average net assets would have been 10.68%. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized gain per share was less than $0.01.
(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(6) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.75%.
 *   Amount represents less than $0.01 per share.
'DD' Total return is not annualized, as it may not be representative of the total return for the year.
'D'  Annualized.

                      (This page intentionally left blank.)

Salomon Brothers Institutional Series Funds Inc

Directors                                   Telephone
Carol L. Colman                                 1-800-SALOMON, Toll Free
Daniel P. Cronin
Leslie H. Gelb                              Distributor
R. Jay Gerken, CFA                              Citigroup Global Markets Inc.
William R. Hutchinson                           388 Greenwich Street
Riordan Roett                                   New York, New York 10013
Jeswald W. Salacuse
                                            Investment Manager
                                                Salomon Brothers Asset Management Inc
Officers                                        399 Park Avenue
R. Jay Gerken,                                  New York, New York 10022
    CFA Chairman, President and
    Chief Executive Officer                 Custodian
Lewis E. Daidone                                State Street Bank and Trust Company
    Executive Vice President and                225 Franklin Street
    Chief Administrative Officer                Boston, Massachusetts 02110
James E. Craige, CFA
    Executive Vice President                Dividend Disbursing and Transfer Agent
Thomas K. Flanagan, CFA                         PFPC Global Fund Services
    Executive Vice President                    P.O. Box 9764
Kevin Kennedy                                   Providence, RI 02940-9764
    Executive Vice President
Beth A. Semmel, CFA                         Legal Counsel
    Executive Vice President                    Simpson Thacher & Bartlett LLP
Peter J. Wilby, CFA                             425 Lexington Avenue
    Executive Vice President                    New York, New York 10017
Frances M. Guggino
    Controller                              Independent Auditors
Christina T. Sydor                              PricewaterhouseCoopers LLP
    Secretary                                   1177 Avenue of the Americas
                                                New York, New York 10036

Salomon Brothers Institutional Series Funds Inc
High Yield Bond Fund
Emerging Markets Debt Fund

The Funds are separate investment funds of the Salomon Brothers Institutional Series Funds Inc, a Maryland corporation.










SALOMON BROTHERS ASSET MANAGEMENT
399 Park Avenue
New York, New York 10022

www.sbam.com

'c'2003 Citigroup Global Markets Inc.                          SALOMON
Member NASD, SIPC                                              ----------------
                                                               BROTHERS
INSTSEMI 8/03 03-5550                                          ----------------
                                                               Asset Management

ITEM 2. CODE OF ETHICS.

        Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

        (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

        (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
                Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

        (a)     Not applicable.

        (b)     Attached hereto.

                Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Institutional Series Funds Inc

By: /s/ R. Jay Gerken
    R. Jay Gerken
    Chief Executive Officer
    Salomon Brothers Institutional Series Funds Inc

Date: October 31, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
    (R. Jay Gerken)
    Chief Executive Officer
    Salomon Brothers Institutional Series Funds Inc

Date: October 31, 2003

By: /s/ Lewis E. Daidone
    Chief Administrative Officer
    Salomon Brothers Institutional Series Funds Inc

Date: October 31, 2003



                         STATEMENT OF DIFFERENCES
                         ------------------------
 The copyright symbol shall be expressed as............................. 'c'
 The section symbol shall be expressed as............................... 'SS'
 The dagger symbol shall be expressed as................................ 'D'
 The double dagger symbol shall be expressed as......................... 'DD'